Derivative and Hedging Instruments (Details-3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Regulatory Asset [Member]
Derivative Unrealized Realized Gains Losses On Balance Sheet [Line Items]
Beginning balance,	$ 69,197	$ 71,514	$ 72,329	$ 42,356
Change in unrealized loss (gain)	(1,963)	9,791	(3,660)	43,101
Realized loss reclassified to a deferred account	(388)	(222)	(678)	(2,880)
Realized gain (loss) reclassified to income statement	(197)	(1,721)	(1,342)	(3,215)
Ending balance,	66,649	79,362	66,649	79,362
Other Current Assets [Member]
Derivative Unrealized Realized Gains Losses On Balance Sheet [Line Items]
Beginning balance,	259	672	574	1,604
Change in unrealized loss (gain)	0	0	0	0
Realized loss reclassified to a deferred account	388	222	678	2,880
Realized gain (loss) reclassified to income statement	11	(176)	(594)	(3,766)
Ending balance,	$ 658	$ 718	$ 658	$ 718